Leases - Schedule of Operating Leases (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Initial Recognition of Right to use assets at January 1, 2019	$ 780,843
Lease 1 [Member]
Lessee, Lease, Description [Line Items]
Initial Lease Term	December 2017 to December 2021
Renewal Term	January 2021 to December 2024
Initial Recognition of Right to use assets at January 1, 2019	$ 534,140
Incremental Borrowing Rate	10.00%
Lease 2 [Member]
Lessee, Lease, Description [Line Items]
Initial Lease Term	November 2018 to November 2023
Renewal Term	November 2023 to November 2028
Initial Recognition of Right to use assets at January 1, 2019	$ 313,301
Incremental Borrowing Rate	10.00%